Earnings per Share - Additional Information (Detail) shares in Millions		12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018 shares	Dec. 31, 2016 shares
Reverse Stock Split [member]
Earnings per share [line items]
Stock split conversion ratio	0.125
Series L share [member]
Earnings per share [line items]
Effect of dilutive potential shares		27.9	27.9